Capital Management and Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Dividends Payable [Line Items]
Dividend, Total Amount	$ 177.5	$ 176.8	$ 246.5
Dividend, Record Date	Jun. 07, 2018
Dividend, Payment Date	Aug. 03, 2018
FY 2018 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividend, Total Amount	$ 46.2
Dividend, Announcement Date	Nov. 09, 2017
Dividend, Record Date	Dec. 13, 2017
Dividend, Payment Date	Feb. 23, 2018
FY 2017 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.28
Dividend, Total Amount	$ 131.3
Dividend, Announcement Date	May 18, 2017
Dividend, Record Date	Jun. 08, 2017
Dividend, Payment Date	Aug. 04, 2017
FY 2017 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.10
Dividend, Total Amount	$ 46.6
Dividend, Announcement Date	Nov. 17, 2016
Dividend, Record Date	Dec. 21, 2016
Dividend, Payment Date	Feb. 24, 2017
FY 2016 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.29
Dividend, Total Amount	$ 130.2
Dividend, Announcement Date	May 19, 2016
Dividend, Record Date	Jun. 09, 2016
Dividend, Payment Date	Aug. 05, 2016
FY 2016 first half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.09
Dividend, Total Amount	$ 39.7
Dividend, Announcement Date	Nov. 19, 2015
Dividend, Record Date	Dec. 23, 2015
Dividend, Payment Date	Feb. 26, 2016
FY 2015 special dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.22
Dividend, Total Amount	$ 92.8
Dividend, Announcement Date	May 21, 2015
Dividend, Record Date	Jun. 11, 2015
Dividend, Payment Date	Aug. 07, 2015
FY 2015 second half dividend
Dividends Payable [Line Items]
Interim ordinary dividend to shareholders (in dollars per share)	$ 0.27
Dividend, Total Amount	$ 114.0
Dividend, Announcement Date	May 21, 2015
Dividend, Record Date	Jun. 11, 2015
Dividend, Payment Date	Aug. 07, 2015